Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements

3.    Fair Value Measurements

As of March 31, 2013 and December 31, 2012 the Company measured and reported its cash equivalents and restricted cash at fair value on a recurring basis. The Company’s cash equivalents are invested in money market funds, the restricted cash consists of certificates of deposit. The following table sets forth the fair value of the Company’s financial assets and liabilities remeasured on a recurring basis, by level within the fair value hierarchy (in thousands):

	As of March 31, 2013
	Level I	Level II	Level III	Total
Financial Assets:
Money market funds	$6,682	$—	$—	$6,682
Restricted cash	385	—	—	385

Total financial assets	$7,067	$—	$—	$7,067

	As of December 31, 2012
	Level I	Level II	Level III	Total
Financial Assets:
Money market funds	$6,681	$—	$—	$6,681
Restricted cash	385	—	—	385

Total financial assets	$7,066	$—	$—	$7,066

The Company’s cash equivalents include all credit card and debit card transactions that process within one business day. The amounts due from third party merchant processors for these transactions that are included in the cash equivalents totaled $467,000 and $135,000 as of March 31, 2013 and December 31, 2012, respectively.

As of March 31, 2012 the Company carried a preferred stock warrant liability in which the fair value was measured using a Monte Carlo model, and classified it as a Level III liability instrument. As discussed in Note 2, the underlying preferred stock warrants converted into common stock warrant in the Company’s IPO and the preferred stock warrant liability was reclassified as additional paid-in capital. The warrants were net exercised in February 2013 and were no longer outstanding as of March 31, 2013. The following table sets forth a summary of the changes in the fair value of the Company’s Level III financial liabilities for the three months ended March 31, 2013 and 2012 (in thousands):

	Three Months Ended March 31,
	2013	2012
Fair value—beginning of period	$—	$297
Issuance of preferred stock warrants	—	—
Change in fair value of Level III financial liabilities	—	216
Reclassification of warrant liability to stockholders’ equity	—	—

Fair value—end of period	$—	$513

The Company determined the fair value of the outstanding convertible preferred stock warrants as of March 31, 2012 using the following assumptions:

As of March 31, 2012
Estimated term (in years)	0.8
Risk-free interest rate	0.2%
Expected volatility	70%
Expected dividend yield	0%

The gains and losses from remeasurement of Level III financial liabilities were recorded through the change in fair value of the warrant liability in the statements of operations.

3.     Fair Value Measurements

The Company measures and reports its cash equivalents, short-term investments, restricted cash and preferred stock warrant liability at fair value on a recurring basis. The Company’s cash equivalents and short-term investments are invested in money market funds and certificates of deposit. The following table sets forth the fair value of the Company’s financial assets and liabilities remeasured on a recurring basis, by level within the fair value hierarchy (in thousands):

	As of December 31, 2012
	Level I	Level II	Level III	Total
Financial Assets:
Money market funds	$6,681	$—	$—	$6,681
Restricted cash	385	—	—	385

Total financial assets	$7,066	$—	$—	$7,066

	As of December 31, 2011
	Level I	Level II	Level III	Total
Financial Assets:
Money market funds	$6,678	$—	$—	$6,678
Certificate of deposit	4,300	—	—	4,300

Total financial assets	$10,978	$—	$—	$10,978

Financial Liabilities:
Preferred stock warrant liability	$—	$—	$297	$297

None of the cash equivalents, short-term investments or restricted cash held by the Company had unrealized losses and there were no realized losses for the years ended December 31, 2012 and 2011. There were no other-than-temporary impairments for these instruments as of December 31, 2012 or 2011. As of December 31, 2011, the contractual maturity of all certificates of deposit was less than one year.

Level III instruments consisted solely of the Company’s preferred stock warrant liability in which the fair value was measured using a Monte Carlo model. The significant unobservable inputs used in the fair value measurement of the preferred stock warrant liability were the fair value of the underlying stock at the valuation date and the estimated term of the warrants. Generally, increases (decreases) in the fair value of the underlying stock and estimated term would result in a directionally similar impact to the fair value measurement.

Upon completion of the Company’s IPO in September 2012 the preferred stock warrants had converted into common stock warrants and were no longer carried as a liability recorded at fair value at December 31, 2012. The following table sets forth a summary of the changes in the fair value of the Company’s Level III financial liabilities for the years ended December 31, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2012	2011
Fair value—beginning of period	$297	$—
Issuance of preferred stock warrants	—	281
Change in fair value of Level III financial liabilities	369	16
Reclassification of warrant liability to stockholders’ equity	(666)	—

Fair value—end of period	$—	$297

The gains and losses from remeasurement of Level III financial liabilities are recorded through the change in fair value of warrant liability in the statements of operations.